Direxion Monthly Small Cap Bull 1_75X Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	15.43%	13.10%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%		7.82%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.68%	3.58%		7.05%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.43%	3.39%		6.50%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.38%	2.70%		5.42%